Condensed Consolidated Interim Statement of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 14,493	$ 76,321	$ 52,768	$ 140,110
Cost of product sales	(366)	(1,295)	(2,275)	(4,090)
Research and development expenses	(28,440)	(41,676)	(99,864)	(139,165)
Selling and marketing expenses	(13,730)	(16,847)	(43,537)	(52,876)
General and administrative expenses	(9,361)	(19,617)	(35,857)	(56,868)
Total operating expense	(51,897)	(79,435)	(181,533)	(252,999)
Loss from operations	(37,404)	(3,114)	(128,765)	(112,889)
Other income (expense)
Financial income	3,140	273	7,250	18,597
Financial expense	(12,942)	(11,356)	(38,650)	(29,374)
Non-operating expense	(687)	(37,122)	(1,143)	(10,805)
Total other expense	(10,489)	(48,205)	(32,543)	(21,582)
Loss before taxes	(47,893)	(51,319)	(161,308)	(134,471)
Income tax benefit	86	711	6,958	2,828
Net loss	$ (47,807)	(50,608)	$ (154,350)	(131,643)
Net loss attributable to:
Owners of the parent		$ (50,608)		$ (131,643)
Net loss per share
Net loss per share, basic (in USD per share)	$ (0.58)	$ (0.65)	$ (1.89)	$ (1.70)
Net loss per share, diluted (in dollars per share)	$ (0.58)	$ (0.65)	$ (1.89)	$ (1.70)
Product revenues, net
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 14,267	$ 21,321	$ 52,417	$ 55,110
License revenues and royalties
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 0	$ 55,000	$ 0	$ 85,000